Right-of-Use Asset and Lease Liability	12 Months Ended
Oct. 31, 2022
Disclosure of quantitative information about leases for lessee [abstract]
RIGHT-OF-USE ASSET AND LEASE LIABILITY
11.	RIGHT-OF-USE ASSET AND LEASE LIABILITY

The Company entered into a lease agreement for its corporate head office commencing March 1, 2022, until February 28, 2026. Upon entering into this lease, the Company recognized a right-of use (“ROU”) asset in the amount of $319,521, and a corresponding lease liability in the same amount ($319,521). The lease liability is measured at amortized cost using the incremental borrowing rate of 10.02%.

The continuity of the ROU asset and lease liability for the year ended October 31, 2022 is as follows:

Right-of-use asset

ROU asset as of October 31, 2021	$—
Additions	319,521
Depreciation	(53,253)

Value of ROU asset as of October 31, 2022	$266,268

Lease liability

Lease liability recognized as of October 31, 2021	$—
Additions	319,521
Lease payments	(63,250)
Lease interest	17,270

Lease liability recognized as at October 31, 2022	$273,541

Current portion	$70,654
Non-current portion	202,887
Lease liability recognized as at October 31, 2022	$273,541

Undiscounted lease payment obligations

Less than one year	$96,024
One to four years	230,568

Total undiscounted lease liabilities	$326,592